INCOME TAXES	6 Months Ended
Jun. 30, 2026
Disclosure Of Income Taxes [Abstract]
INCOME TAXES	INCOME TAXES
Brookfield Renewable's effective income tax rate was 1.7% and 6.4% for the three and six months ended June 30, 2026 (2025: 203% and 97%). The effective tax rate is different than the statutory rate primarily due to changes in tax assets not recognized, investment and production tax credits, and rate differentials.